CONCENTRATIONS OF RISK (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Counterparty A - Piceance Basin | Revenue | Customer concentration
CONCENTRATIONS OF RISK
Concentration risk, percentage	14.00%	17.00%
Counterparty A - Piceance Basin | Accounts receivable | Credit concentration
CONCENTRATIONS OF RISK
Concentration risk, percentage	14.00%		27.00%
Counterparty B - Barnett Shale | Revenue | Customer concentration
CONCENTRATIONS OF RISK
Concentration risk, percentage		10.00%
Counterparty B - Barnett Shale | Accounts receivable | Credit concentration
CONCENTRATIONS OF RISK
Concentration risk, percentage	10.00%
Counterparty C - Marcellus Shale | Revenue | Customer concentration
CONCENTRATIONS OF RISK
Concentration risk, percentage	10.00%
Counterparty C - Marcellus Shale | Accounts receivable | Credit concentration
CONCENTRATIONS OF RISK
Concentration risk, percentage	12.00%
Counterparty D - Piceance Basin | Accounts receivable | Credit concentration
CONCENTRATIONS OF RISK
Concentration risk, percentage	11.00%
Counterparty E - Williston Basin - Gas | Accounts receivable | Credit concentration
CONCENTRATIONS OF RISK
Concentration risk, percentage			13.00%